COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS AND CONTINGENCIES.
Schedule of total future payments under these purchase agreements

Year ending December 31,	RMB
2024	7,339,798
2025	10,250,563
Thereafter	2,562,641
Total	20,153,002